RIGHT OF USE ASSETS AND LEASES	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
RIGHT OF USE ASSETS AND LEASES	RIGHT OF USE ASSETS AND LEASE LIABILITIES

ACCOUNTING JUDGEMENTS
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The contract must also be enforceable. To assess whether a contract conveys the right to control the use of an identified asset, requires judgement particularly on contracts with service contractors, which may contain embedded leases.
The Group assesses whether:
•the contract involves the use of an identified asset;
•the Group has the right to obtain substantially all the economic benefits from use of the asset throughout the period of use; and
•the Group has the right to direct the use of the asset.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relevant stand-alone prices. However, for the lease of land and buildings in which it is a lessee, the Group has elected not to separate non-lease components and account for the lease and non-lease component as a single lease component.
Some property leases contain options to renew under the contract. Judgement is applied in whether the renewable option periods must be included in the lease term i.e. it is reasonably certain that the option to renew will be exercised. In applying judgement, the Group also considers whether the lease term is commensurate with estimated future mine plan requirements and environmental rehabilitation obligations associated with the property post reclamation.

ACCOUNTING POLICIES
Right of use assets
The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability and is adjusted by any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The Group recognises a right of use asset and lease liability at the lease commencement date.
The right of use asset is subsequently depreciated using the straightline method from the commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. The right of use asset carrying value is allocated to the CGU it belongs to and the CGU is reviewed at each reporting date to determine whether there is any indication of impairment. The carrying value is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
Lease liability
The lease liability is initially measured at the present value of the outstanding lease payments at commencement date over the lease term, discounted using the interest rate implicit in the lease or if that rate is undeterminable, the Group’s incremental borrowing rate. The lease term includes the non-cancellable period for which the lessee has the right to use an underlying asset including optional periods when the Group is reasonably certain to exercise an option to extend a lease.
Lease payments comprise fixed payments, variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date, and the exercise price under a purchase option that the Group is reasonably certain to exercise.
The lease liability is measured using the effective interest rate method. The Group re-measures the lease liability when the lease contract is modified and this does not give rise to modification accounting, when the lease term has been changed or when the lease payments have changed as a result of a change in an index or rate or a change in the assessment of a purchase option. Upon remeasurement, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.
Right of use assets are presented in “property, plant and equipment” and lease liabilities are separately disclosed in the statement of financial position.
Short term leases and leases of low value assets
The Group has elected not to recognise right of use assets and lease liabilities for short-term leases of machinery and equipment that have a lease term of 12 months or less and leases of low value assets which include IT equipment, security equipment and administration equipment.

10    RIGHT OF USE ASSETS AND LEASE LIABILITIES continued
10.1    RIGHT OF USE ASSETS
Included in property, plant and equipment are the following leased assets:

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Total

30 June 2024
Cost		25.1	69.4	94.5
Balance at the beginning of the year		26.4	63.7	90.1
Additions		—	4.5	4.5
Lease modifications		—	4.4	4.4
Lease derecognitions		(1.3)	(3.2)	(4.5)
Accumulated depreciation and impairment		(19.2)	(49.6)	(68.8)
Opening balance		(16.7)	(38.6)	(55.3)
Depreciation		(6.5)	(11.0)	(17.5)
Lease derecognitions		4.0	—	4.0
Carrying value at the end of the year		5.9	19.8	25.7

30 June 2023
Cost		26.4	63.7	90.1
Balance at the beginning of the year		31.2	58.4	89.6
Additions		—	6.1	6.1
Lease modifications		(0.6)	—	(0.6)
Lease derecognitions		(4.2)	(0.8)	(5.0)
Accumulated depreciation and impairment		(16.7)	(38.6)	(55.3)
Opening balance		(13.0)	(28.9)	(41.9)
Depreciation		(7.7)	(9.7)	(17.4)
Lease derecognitions		4.0	—	4.0

Carrying value at the end of the year		9.7	25.1	34.8

10.2    LEASE LIABILITIES

Amounts in R million	Note	2024	2023

Reconciliation of the lease liabilities balance:
Balance at the beginning of the year		39.7	52.3
New leases	10.1	4.5	6.1
Lease modifications	10.1	4.4	(0.6)
Lease derecognitions	10.1	(0.4)	(1.2)
Interest charge on lease liabilities	7	3.0	3.8
Repayment of lease liabilities		(19.0)	(16.9)
Interest repaid		(3.0)	(3.8)

Balance at the end of the year		29.2	39.7

Current portion of lease liabilities		(6.9)	(11.3)

Non-current portion of lease liabilities		22.3	28.4

Maturity analysis of undiscounted contractual cash flows:
Less than a year		9.5	16.7
One to five years		21.3	24.8
More than five years		7.3	8.5

Total undiscounted lease liabilities at the end of the year		38.1	50.0

Lease payments not recognised as a liability but expensed during the year:
Short-term leases		(2.2)	(6.4)
Leases of low value assets		(8.9)	(9.7)

Cash flows included in cash generated from operating activities		(11.1)	(16.1)